Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events
Subsequent Events

23. Subsequent Events

Convertible Senior Notes

In early February 2026, the Company completed the offering of US$1.5 billion in aggregate principal amount of convertible senior notes (the “Notes”), bearing interest at rate 0.925% per year, payable semiannually, and will mature on March 1, 2031. The initial conversion rate of the Notes is 32.3130 of the Company’s Class A ordinary shares per US$1,000 principal amount of Notes.

In connection with the offering of the Notes, the Company has entered into capped call transactions with certain counterparties. The cap price of the capped call transactions is initially US$35.9906 and is subject to adjustment under the terms of the capped call transactions. Concurrently with the pricing of the Notes, the Company repurchased 18,254,400 Class A ordinary shares from certain purchasers of the Notes in off-market privately negotiated transactions.

Declaration of Semi-Annual Dividend

On March 17, 2026, the Board approved a cash dividend of US$0.39 per ADS and ordinary share for the six months ended December 31, 2025, to holders of its ordinary shares and ADSs as of the close of business on April 8, 2026.

Share-Based Compensation

On March 23, 2026, the Company granted 410,982 restricted share units to certain director, executive officers and employees pursuant to the 2024 Share Incentive Plan. In addition, the Company granted ordinary share units representing 864,109 Class A ordinary shares through its employee shareholding platform to certain executive officers and employees at nil subscription consideration. These grants vested immediately upon grant.